SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET OF ALLOWANCE

The following table presents the Company’s Accounts receivable, net of allowance for the periods presented:

(Amounts in 000’s)	December 31, 2022	December 31, 2021
Gross receivables
Real Estate Services	$1,094	$1,442
Healthcare Services (a)	6,493	880
Subtotal	7,587	2,322
Allowance
Real Estate Services	(338)	(35)
Healthcare Services (a)	(960)	(142)
Subtotal	(1,298)	(177)
Accounts receivable, net of allowance	$6,289	$2,145

(a)	At December 31, 2022, our accounts receivable included $1.9 million from the Employee Retention Tax Credit (ERTC).

SCHEDULE OF REAL ESTATE TAX RECOGNIZED

The following table summarizes real estate tax recognized on our consolidated statements of operations in “Other Operating Expenses” for the year ended December 31, 2022, and 2021:

	Year Ended December 31,
(Amounts in 000’s)	2022	2021
Rental revenues	$391	$464
Other operating expenses	$391	$464

SCHEDULE OF ACCOUNTS PAYABLE

The following table presents the Company’s Accounts payable for the periods presented:

(Amounts in 000’s)	December 31, 2022	December 31, 2021
Accounts payable
Real Estate Services	$797	$2,781
Healthcare Services	2,496	968
Total Accounts payable	$3,293	$3,749

SCHEDULE OF SECURITIES OUTSTANDING EXCLUDED FROM COMPUTATION

Securities outstanding that were excluded from the computation, because they would have been anti-dilutive were as follows:

(Amounts in 000’s)	December 31, 2022	December 31, 2021
Stock options	13	13
Common Stock warrants - employee	34	34
Common Stock warrants - nonemployee	1	9
Total shares	48	56